Scarborough Variable Annuity	Issued by:	Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001

Supplement Dated June 1, 2010,
To Prospectus Dated May 1, 2010

Effective April 30, 2010, the following Underlying Fund is changed its name. All references to the former name in the Prospectus dated May 1, 2010, are hereby changed to reflect the new name:

Former Name	New Name
Goldman Sachs VIT Capital Growth	Goldman Sachs VIT Strategic Growth

Please Retain This Supplement For Future Reference